FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT

16     FINANCIAL RISK MANAGEMENT

The Group’s principal financial instruments comprise cash and cash equivalents, current financial investments, and other current financial assets. The Group has various other financial instruments, such as trade payables and trade receivables, prepaid credit balances that are refundable to the customers or can be used as currency to purchase items from other suppliers, which arise directly from its operations.

It is the Group’s policy not to trade with financial instruments. The Group is exposed to market risk, credit risk and liquidity risk.

The Group’s overall risk management program focuses on the unpredictability and inefficiency of the Ukrainian financial markets and seeks to minimize potential adverse effects on the financial performance of the Group. The Group’s senior management oversees the management of these risks and financial risk-taking activities are governed by appropriate policies and procedures so that financial risks are identified, measured and managed in accordance with the Group policies.

The policies for managing each of these risks are summarized below.

INTEREST RATE RISK

The Group has limited exposure to interest rate risk as debt costs are fixed rate. The Group has no exposure to other price risk.

FOREIGN CURRENCY RISK

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of the changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when the Group’s trade receivables and trade payables are denominated in foreign currencies) and financing activities (when interest-bearing borrowings are denominated in foreign currencies).

The exchange rates for foreign currencies, in which the Group’s financial assets and liabilities were denominated, against Ukrainian Hryvnia, as declared by the National Bank of Ukraine as of the dates and periods stated, are as follows:

	USD	EUR
January 01, 2024	37.982	42.208
Average for 2024	40.159	43.459
December 31, 2024	42.039	43.926
Average for 2025	41.690	47.085
December 31, 2025	42.388	49.857

Foreign currency sensitivity

The following table demonstrates the sensitivity to a possible change in exchange rates against the U.S. dollar with all other variables held constant. Additional sensitivity changes to the indicated currencies are expected to be approximately proportionate. The table shows the effect on the Group’s profit before tax (due to changes in the value of monetary assets and liabilities, including foreign currency derivatives). The Group’s exposure to foreign currency changes for all other currencies is not material.

2025	Increase/ (decrease) in %	Increase/ (decrease) of profit before tax	Increase/ (decrease) of equity
Change in USD exchange rate	+10.00%	(6)	—
Change in the EUR exchange rate	+10.00%	(1)	—
Change in USD exchange rate	-1.00%	1	—
Change in the EUR exchange rate	-1.00%	—	—
2024	Increase/ (decrease) in %	Increase/ (decrease) of profit before tax	Increase/ (decrease) of equity
Change in USD exchange rate	+10.00%	34	28
Change in the EUR exchange rate	+10.00%	11	9
Change in USD exchange rate	-1.00%	(3)	(3)
Change in the EUR exchange rate	-1.00%	(1)	(1)

Credit Risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Financial instruments, which potentially expose the Group to significant concentrations of credit risk, consist principally of cash in bank, short-term deposits, and trade and other receivables.

The Group’s maximum credit risk exposure as of December 31 comprises:

	2025	2024
Cash and cash equivalents	455	674
Security deposits and cash collateral	119	64
Current financial investments	2	30
Financial assets at fair value	—	8
Trade and other receivables	37	40
Loan receivable from VEON Amsterdam	—	363
Indemnity receivable from VEON Amsterdam	40	—
Other receivables from VEON Amsterdam	9	—
Total	662	1,179

Group’s cash and deposits are primarily held in banks located in Ukraine. As of December 31, 2025, 47% of cash and cash equivalents were held in three banks (2024: 55% in three banks).

The cash and cash equivalent retained by the Group in accordance with the demerger proposal relates to bank accounts of Kyivstar Holdings.

Analysis by credit quality of cash and cash equivalents including security deposits and cash collateral at the Group based on credit ratings as published by the credit rating agency Fitch Ratings Inc. (“Fitch”) as of December 31 is as follows:

	2025	2024
- CCC/C – rated	157	—
- Unrated – Other Ukrainian banks	380	493
- BBB- Kyivstar Holdings	—	245
- A-/A/A+ – rated	39	—
Total	576	738

For cash and cash equivalents and security deposits and cash collateral, the Group assessed ECL based on the Fitch’s rating for rated banks and based on the sovereign rating of Ukraine defined by Fitch as “CCC.” The non-rated banks listed above are mainly members of international banking groups with A to AA ratings. The banks rated A-/A/A+ service Group’s funds located outside of Ukraine. Based on this assessment the Group concluded that the identified impairment loss was immaterial.

Trade receivables are presented net of allowances. The Group does not require collateral for trade receivables. Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed for all customers requiring credit over a certain amount. Credit risk arising from financial transactions is reduced through diversification, through accepting counterparties with high credit ratings only and through defining limits on aggregated credit exposure towards each counterparty. The Group’s credit risk exposure is monitored and analyzed on a case-by-case basis, and the Group’s management believes that credit risk is appropriately reflected in impairment allowances recognized against assets.

The Group’s maximum exposure to credit risk for the components of the statement of financial position as of December 31, 2025 and 2024 is the carrying amount as illustrated in Note 5, Note 14 and Note 15, and within this Note 16.

LIQUIDITY RISK

The Group analyses the aging of its assets and the maturity of its liabilities and plans its liquidity depending on the expected repayment of various instruments. The Group’s short-term and long-term liquidity needs are funded largely through cash flow from operating activities.

The table below shows financial liabilities as of December 31, 2025 and 2024 by their remaining contractual maturity. The amounts disclosed in the maturity table are the contractual undiscounted cash flows, including gross lease obligations (before deducting future finance charges). Such undiscounted cash flows differ from the amount included in the statement of financial position because the statement of financial position amount is based on discounted cash flows.

Maturity profile

As of December 31, 2025	Demand and less than 3 months	3 months to 12 months	12 months to 5 years	More than 5 years	Total
Bond liabilities principal amount	38	—	—	—	38
Bond liabilities accrued interest	2	—	—	—	2
Lease liabilities*	—	100	370	102	572
Trade and other payables	141	—	—	—	141
Loan Note Payable – VEON Amsterdam B.V.	—	57	—	—	57
Total financial liabilities	181	157	370	102	810
As of December 31, 2024	Demand and less than 3 months	3 months to 12 months	12 months to 5 years	More than 5 years	Total
Bond liabilities principal amount	—	585	—	—	585
Bond liabilities accrued interest	—	6	—	—	6
Lease liabilities*	20	62	305	74	461
Trade and other payables**	103	—	—	—	103
Loans	—	8	—	—	8
Total financial liabilities	123	661	305	74	1,163

*      Lease liabilities in the maturity profile presents undiscounted future value of payments, however, Statement of financial position shows present/discounted value of lease liabilities

**      Prior period comparatives have been reclassified to conform with the current period presentation

CAPITAL MANAGEMENT

The primary objective of the Group’s capital management is to preserve financial flexibility, safeguard its ability to continue as a going concern and support the long-term development of its operations.

The Group manages its capital structure in light of changes in economic, geopolitical and market conditions, operating performance and investment requirements. In particular, given the ongoing war in Ukraine and related macroeconomic uncertainty, the Group places emphasis on liquidity preservation and maintaining a conservative financial profile. Further information regarding uncertainties affecting the Group’s operating environment is disclosed in Note 1.

For capital management purposes, the Group defines capital as total equity attributable to shareholders and its net cash position. Net cash represents cash and cash equivalents less interest-bearing debt and lease liabilities. As of December 31, 2025 and 2024, the Group was in a net cash position. Accordingly, leverage was not a primary consideration in the management of capital during the periods presented.

The Group may adjust its capital structure through dividend payments, capital returns, issuance of shares or the raising or repayment of debt and the deployment of capital for strategic investments, including mergers and acquisitions.

For the years ended December 31, 2025, 2024 and 2023, the Group did not declare or pay dividends. Dividend distributions are subject to applicable legal, regulatory and contractual restrictions, including limitations on the upstreaming of funds and the availability of distributable reserves. These restrictions may limit the Group’s ability to distribute cash to shareholders, irrespective of its net cash position.

There were no material changes in the Group’s objectives, policies or processes for managing capital during the year ended December 31, 2025.